Document and Entity Information	6 Months Ended
Jun. 30, 2011
Document And Entity Information [Abstract]
Document Type	6-K
Document Period End Date	Jun. 30, 2011
Amendment Flag	false
Entity Registrant Name	Dryships Inc.
Entity Central Index Key	0001308858
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Well Known Seasoned Issuer	Yes
Entity Common Stock Shares Outstanding	399,151,483
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q2